Catalyst/Perini Strategic Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES – 28.0%	Par	Value
Banc of America Mortgage Securities, Inc., 1A7 Series 2008-A, Class 1A7, 0.30%, 01/20/2038 (a)	$20,540,169	$252,644
Chase Mortgage Finance Corp., A3X Series 2024-4, Class A3X, 0.50%, 03/25/2055 (a)(b)(c)	14,727,191	238,581
Countrywide Alternative Loan Trust, A17 Series 2007-12T1, Class A17, 6.00%, 06/25/2037 (a)	606,277	222,807
Countrywide Alternative Loan Trust, 2A5 Series 2007-22, Class 2A5, 6.50%, 09/25/2037 (a)	571,645	182,926
Countrywide Alternative Loan Trust, 1X1 Series 2005-27, Class 1X1, 1.24%, 08/25/2035 (a)(c)	3,493,272	143,923
Greenpoint Mortgage Funding Trust, 2X Series 2006-AR2, Class 2X, 1.20%, 03/25/2036 (a)	3,559,927	138,125
JP Morgan Mortgage Trust, B2X
Series 2019-7, Class B2X, 1.00%, 02/25/2050 (a)(b)(c)	7,019,176	299,017
Series 2019-8, Class B2X, 1.00%, 03/25/2050 (a)(b)(c)	10,373,390	460,579
JP Morgan Mortgage Trust, B1X
Series 2019-7, Class B1X, 1.25%, 02/25/2050 (a)(b)(c)	4,177,882	222,263
Series 2019-8, Class B1X, 1.25%, 03/25/2050 (a)(b)(c)	6,915,316	376,193
JP Morgan Mortgage Trust, B3X Series 2019-8, Class B3X, 0.75%, 03/25/2050 (a)(b)(c)	6,648,605	223,393
Mastr Adjustable Rate Mortgages Trust, X2 Series 2006-OA2, Class X2, 0.90%, 12/25/2046 (a)	27,954,839	1,023,147
Mill City Mortgage Trust, XS
Series 2018-2, Class XS, Zero Coupon, 05/25/2058 (a)(b)(d)	94,512,257	425,305
Series 2018-3, Class XS, Zero Coupon, 08/25/2058 (a)(b)(c)	123,211,727	640,701
Series 2018-4, Class XS, Zero Coupon, 04/25/2066 (a)(b)(c)	165,750,027	779,025
Series 2019-GS1, Class XS, 0.08%, 07/25/2059 (a)(b)	172,208,055	895,482
New Residential Mortgage Loan Trust, X1 Series 2019-1A, Class X1, 0.10%, 09/25/2057 (a)(b)	27,001,302	132,306
RALI Trust, XC Series 2006-QO5, Class XC, 1.37%, 05/25/2046 (a)(c)	22,610,316	1,612,116
RALI Trust, XN Series 2006-QO5, Class XN, 1.77%, 05/25/2046 (a)(c)	17,774,639	1,071,811
RALI Trust, X1 Series 2006-QO7, Class X1, 0.90%, 09/25/2046 (a)	17,088,895	741,658
RALI Trust, AV
Series 2006-QS12, Class AV, 0.45%, 09/25/2036 (a)(c)	25,271,505	442,251
Series 2007-QS3, Class AV, 0.36%, 02/25/2037 (a)(c)	18,028,548	257,808
RALI Trust, AXP Series 2006-QO9, Class AXP, 0.25%, 12/25/2046 (a)(e)	32,381,736	362,676
RALI Trust, X Series 2005-QO5, Class X, 1.64%, 01/25/2046 (a)(c)	4,144,045	345,613
Residential Asset Securitization Trust, AX Series 2007-A9, Class AX, 7.00%, 09/25/2037 (a)(c)	1,729,123	398,044
Rithm Capital Corp., Series 2020-2A, Class B4IA, 1.46%, 10/25/2046 (a)(b)(c)	6,559,137	261,710
Rithm Capital Corp., X2 Series 2020-1A, Class X2, 0.11%, 10/25/2059 (a)(b)(c)	28,755,682	103,521
Structured Asset Mortgage Investments, Inc., X Series 2006-AR8, Class X, 0.40%, 10/25/2036 (a)	45,950,332	808,726
Washington Mutual Alternative Mortgage Pass-Through Certificates, 3X2 Series 2006-AR8, Class 3X2, 0.50%, 10/25/2046 (a)	6,527,784	131,861
TOTAL MORTGAGE-BACKED SECURITIES (Cost $12,560,942)		13,194,212

ASSET-BACKED SECURITIES - 26.5%	Par	Value
American Home Mortgage Investment Trust 2007-A, 5.88%, 01/25/2037 (b)	7,461,756	1,578,161
Ameriquest Mortgage Securities, Inc. Asset-Backed Pa, M7 Series 2005-R10, 6.02% (TSFR1M + 228.95%), 01/25/2036	1,682,395	2,780,158
CSMC Mortgage-Backed Trust 2007-1, Series 2007-1, 6.22%, 02/25/2037	10,415,000	617,610
CWABS Asset-Backed Certificates Trust 2006-9, Series 2006-9, 5.99%, 10/25/2046	173,544	254,242
Fremont Home Loan Trust, B1 Series 2004-A, Class B1, 6.38% (1 mo. Term SOFR + 2.65%), 01/25/2034	1,016,350	802,916
Lehman XS Trust, 3AX Series 2007-2N, Class 3AX, 2.00%, 02/25/2037 (a)(c)	15,527,695	1,377,307
RASC Trust, Series 2006-KS4, Class M4, 0.56% (1 mo. LIBOR US + 0.35%), 06/25/2036 (f)	10,957,000	899,570
RASC Trust, M2S Series 2007-KS3, Class M2S, 4.58% (1 mo. Term SOFR + 0.85%), 04/25/2037	569,802	871,797
Saxon Asset Securities Trust, ES
Series 2004-3, Class ES, 0.30%, 12/26/2034 (a)(e)	20,096,670	223,073
Series 2005-1, Class ES, 0.30%, 05/25/2035 (a)(e)	20,399,770	236,637
Series 2005-2, Class ES, 0.30%, 10/25/2035 (a)(e)	23,832,744	278,843
Series 2005-3, Class ES, 0.30%, 11/25/2035 (a)(e)	35,832,424	433,572
Series 2006-1, Class ES, Zero Coupon, 03/25/2036 (a)(d)(e)	30,976,485	387,206
Series 2006-3, Class ES, Zero Coupon, 10/25/2046 (a)(d)(e)	89,513,150	1,154,720
Soundview Home Equity Loan Trust, X1 Series 2007-OPT5, Class X1, 0.68%, 10/25/2037 (a)(c)	18,814,618	602,068
TOTAL ASSET-BACKED SECURITIES (Cost $12,318,269)		12,497,880

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.9%	Par	Value
Bear Stearns Asset Backed Securities Trust, 22A1 Series 2006-AC2, Class 22A1, 4.20% (1 mo. Term SOFR + 0.46%), 03/25/2036	4,446,678	454,450
Bear Stearns Asset Backed Securities Trust, 22A3 Series 2006-AC2, Class 22A3, 4.20% (1 mo. Term SOFR + 0.46%), 03/25/2036	4,286,826	438,114
Countrywide Home Loan Mortgage Pass Through Trust, M Series 2004-6, Class M, 19.30%, 05/25/2034 (c)	75,581	151,161
Credit Suisse Mortgage Capital Certificates, 3A3 Series 2006-5, Class 3A3, 6.50%, 06/25/2036	6,183,567	1,046,260
CSAB Mortgage-Backed Trust 2006-1, Series 2006-1, 7.05%, 06/25/2036	31,027,900	623,661

Catalyst/Perini Strategic Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.9% (continued)		Par	Value
GSAA Home Equity Trust 2006-14, 4.41%, 09/25/2036		$7,488,000	$339,955
Harborview Mortgage Loan Trust, 2A2B Series 2006-12, Class 2A2B, 4.35% (1 mo. Term SOFR + 0.61%), 01/19/2038		976,412	1,674,547
Merrill Lynch Mortgage Investors, Inc., M1 Series 2005-A2, Class M1, 5.45%, 02/25/2035 (c)		2,162,402	1,886,696
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class B2, 5.32%, 07/25/2034 (c)		456,063	470,885
Morgan Stanley Mortgage Loan Trust 2007-6XS
6.25%, 02/25/2047		2,825,000	138,707
6.66%, 02/25/2047		13,191,000	643,721
New Century Alternative Mortgage Loan Trust 2006-A, 4.52%, 10/25/2036		3,171,000	113,839
Residential Asset Securitization Trust, 3A1 Series 2007-A8, Class 3A1, 6.23%, 08/25/2047 (c)		1,651,240	586,190
TBW Mortgage Backed Pass Through Certificates, A6B Series 2007-2, Class A6B, 6.65%, 07/25/2037 (e)		3,295,120	135,100
TBW Mortgage Backed Pass Through Certificates, A2B Series 2007-2, Class A2B, 5.91%, 07/25/2037 (c)		1,963,000	81,464
TBW Mortgage Backed Pass Through Certificates, A3B Series 2007-2, Class A3B, 6.04%, 07/25/2037 (c)		1,525,000	63,135
TBW Mortgage-Backed Trust 2007-1, Series 2007-1, 6.89%, 03/25/2037		7,458,000	325,914
Washington Mutual Mortgage Pass-Through Certificat, Series Trust, 4.25% (TSFR1M + 51.45%), 02/25/2037		12,571,492	1,597,837
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,283,438)			10,771,636

PRIVATE SENIOR SECURED COMMERCIAL REAL ESTATE LOANS - 8.0%	Acquisition Date	Cost	Value
FV TX FUEL PORTFOLIO, LLC, 14.00%, 03/16/2026	9/15/2025	1,566,982	1,566,982
FV Redlands, LLC, 14.00%, 01/01/2026	1/06/2025	2,204,087	2,204,087
TOTAL PRIVATE SENIOR SECURED COMMERCIAL REAL ESTATE LOANS (Cost $3,771,069)			3,771,069

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 12.6%		Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (g)		5,949,549	5,949,549
TOTAL MONEY MARKET FUNDS (Cost $5,949,549)			5,949,549

TOTAL INVESTMENTS – 98.0% (Cost $46,400,574)			46,184,346
Other Assets in Excess of Liabilities - 2.0%			889,940
TOTAL NET ASSETS - 100.0%			$47,074,286

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate

(a)	Interest only security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $6,636,237 or 14.1% of the Fund’s net assets.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Catalyst/Perini Strategic Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Catalyst/Perini Strategic Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$–	$13,194,212	$–	$13,194,212
Asset-Backed Securities	–	12,497,880	–	12,497,880
Collateralized Mortgage Obligations	–	10,771,636	–	10,771,636
Private Senior Secured Commercial Real Estate Loans	–	3,771,069	–	3,771,069
Money Market Funds	5,949,549	–	–	5,949,549
Total Investments	$5,949,549	$40,234797	$–	$46,184,346

Refer to the Schedule of Investments for further disaggregation of investment categories.